SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENT
SUBSEQUENT EVENT
(8)	SUBSEQUENT EVENT

On October 30, 2024, the Company formed wholly-owned subsidiaries, Merger Sub I, a Delaware shell corporation, and Merger Sub II, a Delaware limited liability company, each formed solely for the purpose of merging with Jade in connection with the proposed Merger.

In June 2024, the Company announced a corporate restructuring, and in July 2024, announced that it initiated a process to evaluate strategic alternatives. After a comprehensive review of strategic alternatives, including identifying and reviewing potential candidates for a strategic transaction, on October 30, 2024, the Company entered into the Merger Agreement, by and among the Company, Merger Sub I, Merger Sub II, and Jade, pursuant to which, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, among other things, Merger Sub I will merge with and into Jade, with Jade surviving the first merger as the surviving corporation, and as part of the same overall transaction, Jade will merge with and into Merger Sub II, with Merger Sub II continuing as a wholly owned subsidiary of the Company and the surviving corporation of the second merger. In addition, in connection with the Closing, the Company expects to declare the Cash Dividend to its pre-Merger stockholders of approximately $65.0 million in the aggregate, provided such amount is subject to adjustment as set forth in the Merger Agreement. The Merger was approved by the Board, and the Board resolved to recommend approval of the Merger Agreement to the Company’s stockholders.

The Merger is expected to close in the first half of 2025. The Closing is subject to approval by the stockholders of the Company and Jade as well as other customary closing conditions, including the effectiveness of a registration statement filed with the SEC in connection with the Merger and the approval of The Nasdaq Stock Market LLC of the listing of shares of the Company’s common stock to be issued in connection with the Merger and (4) an executed Purchase Agreement for the Concurrent Investment (each as defined below) in full force and effect evidencing cash proceeds of not less than $80.0 million to be received by the combined company immediately prior to or following the Closing. If the Company is unable to satisfy certain closing conditions or if other mutual closing conditions are not satisfied, Jade will not be obligated to complete the Merger. The Merger Agreement contains certain termination rights of each of the Company and Jade. Upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay Jade a termination fee of $2,340,000, and in certain other circumstances, Jade may be required to pay the Company a termination fee of $5,250,000. If the Merger is completed, the business of Jade will continue as the business of the combined company.

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (a) each then-outstanding share of Jade’s common stock, par value $0.0001 per share, will be converted into the right to receive a number of shares of the Company’s common stock, based on a ratio calculated in accordance with the Merger Agreement (the “Exchange Ratio”), provided that any unvested restricted shares of Jade common stock will be subject to the same terms and conditions (including, without limitation, vesting and repurchase provisions) that are otherwise applicable to such unvested shares as of immediately prior to the Effective Time, (b) each then-outstanding share of Jade’s preferred stock, par value $0.0001 per share, will be converted into the right to receive a number of shares of the Company’s newly authorized convertible preferred stock, par value $0.0001 per share, equal to (x) the Exchange Ratio divided by (y) 1,000, (c) each then-outstanding option to purchase Jade common stock will be assumed by the Company, subject to adjustment as set forth in the Merger Agreement and (d) each then-outstanding warrant to purchase shares of Jade common stock or Jade preferred stock will be assumed by the Company, subject to adjust as set forth in the Merger Agreement.

On October 30, 2024, Jade entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain existing Jade stockholders and new investors (the “Investors”). Pursuant to the Purchase Agreement, and subject to the terms and conditions thereof, Jade agreed to sell, and the Investors agreed to purchase, immediately prior to the consummation of the Merger, shares of Jade common stock and pre-funded warrants (together, the “Securities”) for an aggregate purchase price of approximately $300.0 million (collectively, the “Concurrent Investment”), which reflects the conversion of the previously issued $95 million of convertible notes. The consummation of the transactions contemplated by such agreements is conditioned on the satisfaction or waiver of the conditions set forth in the Merger Agreement and in the Purchase Agreement. Shares of Jade Common Stock and pre-funded warrants issued pursuant to this financing transaction will be converted into shares of common stock of the Company and pre-funded warrants to acquire shares of common stock of the Company, in accordance with the Exchange Ratio and the Merger Agreement.

The Company’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger will be successfully consummated. In the event that the Company does not complete the transaction with Jade, the Company may explore strategic alternatives, including, without limitation, another strategic transaction and/or pursue a dissolution and liquidation of the Company.